Basic and diluted earnings (loss) per share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net income (loss) attributable to Atlantic Power Corporation		$ (29,830,000)	$ (27,900,000)	$ 13,186,000	$ 6,136,000	$ 1,304,000	$ (438,000)	$ 1,445,000	$ (6,063,000)	$ (38,408)	$ (3,752)	$ (38,486)
Denominator:
Weighted average basic shares outstanding		113,088,000	68,910,000	68,573,000	67,654,000	65,388,000	60,511,000	60,481,000	60,404,000	77,466	61,706	60,632
Dilutive potential shares:
Convertible debentures (in shares)	13,252				14,809					13,962	12,339	5,095
LTIP notional units (in shares)	478				517					438	542	476
Potentially dilutive shares		113,088,000	68,910,000	82,939,000	82,980,000	80,966,000	60,511,000	72,363,000	60,404,000	77,466	61,706	60,632
Diluted EPS (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.40)	$ 0.18	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.10)	$ (0.50)	$ (0.06)	$ (0.63)